Shareholders’ Deficit (Details Narrative) - USD ($)			1 Months Ended			3 Months Ended				12 Months Ended
	Nov. 11, 2023	Oct. 06, 2023	Nov. 30, 2023	Oct. 31, 2023	Jan. 18, 2023	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Jan. 26, 2022
Class of Stock [Line Items]
Preferred stock, shares authorized						500,000,000				500,000,000	500,000,000
Preferred stock, par value						$ 0.001				$ 0.001	$ 0.001
Preferred stock, share issued						9,780,976				9,780,976	9,780,976
Preferred stock, shares outstanding						9,780,976				9,780,976	9,780,976
Common stock, shares authorized						1,000,000,000				1,000,000,000	1,000,000,000
Common stock, par value						$ 0.001				$ 0.001	$ 0.001
Common stock, shares outstanding						268,040,179				268,040,179	182,934,483
Stock issued during period, value											$ 36,444
Common stock shares sold			15,400,000	15,400,000
Common stock value			$ 770,000	$ 770,000
Line of credit												$ 5,000,000
Return of shares in settlement litigation amount										$ 120,000
Return of shares in settlement litigation										266,634
Stock issued for services, shares	459,279	56,975
Stock issued for services, value	$ 15,000	$ 5,000								$ 19,116	268,099
Stock issued value, other											541
Conversion of interest and fees											$ 35
Convertible Debt [Member]
Class of Stock [Line Items]
Conversion of debt, value						$ 50,000	$ 35,000	$ 93,000
Accrued interest						3,682	1,948	4,142
Other fees						$ 900	$ 900	$ 1,400
Conversion of debt, shares						3,496,616	2,162,770	4,753,178
Gary Rodney [Member]
Class of Stock [Line Items]
Shares issued					6,250,000
Shares issued for accrued salary per share value					0.02
Shares issued for accrued salary					$ 196,159
Ralph Hofmeier [Member]
Class of Stock [Line Items]
Shares issued					702,523
Shares issued for accrued salary per share value					0.05
Shares issued for accrued salary					$ 2,109
Common Stock Subscriptions [Member]
Class of Stock [Line Items]
Stock issued during period shares new issue									375,000
Stock issued during period, value									$ 37,500
Common Stock [Member]
Class of Stock [Line Items]
Stock issued during period shares new issue											36,443,736
Shares issued											500,000
Stock issued for services, shares											1,574,546
Stock issued for services, value											$ 1,574
Shares isuued, value											$ 500
Stock issued during period shares others											540,716
Conversion of interest and fees shares											34,842
Common Stock [Member] | Investor [Member]
Class of Stock [Line Items]
Stock issued during period shares new issue						21,041,000	2,750,000
Common stock shares sold							23,791,000	8,940,000	13,674,000
Common stock value							$ 807,800	$ 194,300	$ 310,700
Common Stock [Member] | Investor 1 [Member]
Class of Stock [Line Items]
Stock issued during period shares new issue						6,420,000	2,550,000
Common Stock [Member] | ELOC [Member]
Class of Stock [Line Items]
Stock issued during period shares new issue									5,310,988
Stock issued during period, value									$ 196,000